Deposits by Banks	12 Months Ended
Dec. 31, 2023
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks	24. DEPOSITS BY BANKS

		Group
	2023	2022
	£m	£m
Items in the course of transmission	732	701
Deposits held as collateral	888	1,758
Other deposits(1)	18,737	26,084
	20,357	28,543
(1)Includes drawdown from the TFSME of £17.0bn (2022: £25.0bn).